COMMITMENTS AND CONTINGENCIES (Details) - Teva And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2016
Approximate number of product liability cases	4,000
Approximate number of pending cases	500
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court	40
Approximate Number Of Plaintiffs Claiming Injuries	4,400